Note 22 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2023	2022

Income tax expense using a combined statutory rate of 26.5% (2022 - 26.5%)	$56,386	$76,732
Loss on disposal of operations	361	7,110
Permanent differences	5,515	2,686
Tax effect of flow through entities	(12,264)	(10,890)
Adjustments to tax liabilities for prior periods	(407)	(1,597)
Changes in liability for unrecognized tax benefits	(1,980)	1,617
Stock-based compensation	1,730	2,024
Foreign, state, and provincial tax rate differential	1,266	1,875
Change in valuation allowance	3,349	2,626
Acquisition-related items	8,864	10,106
Withholding taxes and other	5,266	2,721
Income tax expense	$68,086	$95,010

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2023	2022

Canada	$(33,907)	$10,112
United States	200,035	211,382
Foreign	46,649	68,060
Total	$212,777	$289,554

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2023	2022

Current
Canada	$3,125	$9,390
United States	28,268	60,101
Foreign	46,617	51,517
	78,010	121,008

Deferred
Canada	(10,360)	(3,006)
United States	16,753	(11,837)
Foreign	(16,317)	(11,155)
	(9,924)	(25,998)

Total	$68,086	$95,010

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As at December 31,
	2023	2022

Loss carryforwards and other credits	$29,876	$21,960
Expenses not currently deductible	67,950	56,385
Revenue not currently taxable	(1,108)	(3,079)
Stock-based compensation	9,490	3,573
Investments	(7,818)	16,269
Provision for doubtful accounts	11,375	9,752
Financing fees	(71)	(227)
Net unrealized foreign exchange losses	443	764
Depreciation and amortization	(88,012)	(96,044)
Operating leases	14,698	13,496
Less: valuation allowance	(20,546)	(17,145)
Net deferred tax (liabilities) assets	$16,277	$5,704

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2023	2022	2023	2022	2023	2022

Canada	$19,400	$4,554	$169	$159	$19,231	$4,395
United States	8,120	5,546	931	929	7,189	4,617
Foreign	90,164	69,884	59,734	50,120	30,430	19,764
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2023	2022	2023	2022	2023	2022

Canada	$2,397	$1,482	$2,397	$1,482	$-	$-
Foreign	6,089	6,071	6,089	6,071	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2023	2022
Balance, January 1	$5,467	$4,048
Gross increases for tax positions of current period	-	1,178
Gross increases for tax positions of prior periods	310	438
Reduction for settlements with taxing authorities	(2,281)	-
Reduction for lapses in applicable statutes of limitations	-	(44)
Foreign currency translation	27	(153)
Balance, December 31	$3,523	$5,467